UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3455

The North Carolina Capital Management Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	June 30

Date of reporting period:	December 31, 2014

Item 1. Reports to Stockholders

(Fidelity Cover Art)
THE NORTH NORTH CAROLINA
Capital Management Trust

Cash Portfolio
Term Portfolio

Semiannual Report

December 31, 2014

NC-SANN-0215
1.540079.117

Contents

THE NORTH CAROLINA CAPITAL MANAGEMENT TRUST
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Cash Portfolio:
Investment Changes/ Performance	(Click Here)
Investments	(Click Here)	A complete list of the fund's investments.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Term Portfolio:
Investment Changes	(Click Here)
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-222-3232 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's website at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2014 to December 31, 2014).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio B	Beginning Account Value July 1, 2014	Ending Account Value December 31, 2014	Expenses Paid During Period* July 1, 2014 to December 31, 2014
Cash Portfolio	.17%
Actual		$ 1,000.00	$ 1,000.10	$ .86
HypotheticalA		$ 1,000.00	$ 1,024.35	$ .87
Term Portfolio	.21%
Actual		$ 1,000.00	$ 1,000.50	$ 1.06
HypotheticalA		$ 1,000.00	$ 1,024.15	$ 1.07

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

The North Carolina Capital Management Trust: Cash Portfolio

Investment Changes/Performance (Unaudited)

Effective Maturity Diversification
Days	% of fund's investments 12/31/14	% of fund's investments 6/30/14	% of fund's investments 12/31/13
1 - 7	39.1	30.8	29.4
8 - 30	11.7	16.8	15.2
31 - 60	17.4	15.7	20.8
61 - 90	15.7	22.8	19.6
91 - 180	12.4	10.7	12.9
> 180	3.7	3.2	2.1
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Weighted Average Maturity
	12/31/14	6/30/14	12/31/13
Cash Portfolio	48 Days	53 Days	49 Days
All Taxable Money Market Funds Average*	43 Days	44 Days	47 Days

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Weighted Average Life
	12/31/14	6/30/14	12/31/13
Cash Portfolio	90 Days	88 Days	86 Days

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

Asset Allocation (% of fund's net assets)
As of December 31, 2014	As of June 30, 2014
Commercial Paper 63.5%	Commercial Paper 68.0%
Variable Rate Demand Notes (VRDNs) 0.0%	Variable Rate Demand Notes (VRDNs) 2.9%
Treasury Debt 0.0%	Treasury Debt 5.9%
Government Agency Debt 12.2%	Government Agency Debt 14.6%
Repurchase Agreements 24.4%	Repurchase Agreements 8.9%
Net Other Assets (Liabilities)** (0.1)%	Net Other Assets (Liabilities)** (0.3)%

* Source: iMoneyNet, Inc.

** Net Other Assets (Liabilites) are not incuded in the pie chart.

Semiannual Report

Current and Historical Seven-Day Yields
	12/31/14	9/30/14	6/30/14	3/31/14	12/31/13
Cash Portfolio	0.01%	0.01%	0.01%	0.01%	0.01%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/ or waivers the yield for the period ending December 31, 2014, the most recent period shown in the table, would have been -0.04%.

Semiannual Report

The North Carolina Capital Management Trust: Cash Portfolio

Investments December 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Financial Company Commercial Paper (c) - 49.0%
	Yield (a)	Principal Amount	Value
ABN AMRO Funding U.S.A. LLC
1/27/15 to 2/9/15	0.21 to 0.23%	$ 55,300,000	$ 55,288,659
Bank of Nova Scotia
5/22/15	0.28	14,000,000	13,984,647
Barclays Bank PLC/Barclays U.S. CCP Funding LLC
3/10/15	0.26	75,000,000	74,963,167
BNP Paribas Finance, Inc.
3/3/15	0.25	35,000,000	34,985,174
Commonwealth Bank of Australia
2/23/15 to 7/20/15	0.23 to 0.25 (b)	183,000,000	183,008,897
Credit Agricole CIB
1/5/15 to 4/1/15	0.25 to 0.28	118,000,000	117,984,622
Credit Suisse AG
1/13/15	0.26	24,000,000	23,997,920
DNB Bank ASA
3/18/15 to 6/1/15	0.25	106,000,000	105,891,972
General Electric Capital Corp.
2/18/15	0.22	30,000,000	29,991,200
JPMorgan Securities LLC
4/22/15 to 5/26/15	0.27 to 0.30 (b)	57,000,000	56,949,250
Lloyds Bank PLC
1/2/15	0.05	165,000,000	164,999,771
Mitsubishi UFJ Trust & Banking Corp.
2/2/15 to 4/13/15	0.21 to 0.25	160,000,000	159,938,833
Natexis Banques Populaires New York Branch
3/2/15 to 3/31/15	0.26 to 0.29	175,000,000	174,917,076
Nationwide Building Society
2/24/15	0.20	45,000,000	44,986,500
Oversea-Chinese Banking Corp. Ltd.
3/4/15 to 5/5/15	0.21 to 0.25	129,000,000	128,922,588

	Yield (a)	Principal Amount	Value
PNC Bank NA
8/7/15	0.35%	$ 13,000,000	$ 12,972,447
Skandinaviska Enskilda Banken AB
2/4/15	0.20	42,700,000	42,691,934
Sumitomo Mitsui Banking Corp.
1/2/15 to 3/24/15	0.14 to 0.25	185,000,000	184,951,881
Svenska Handelsbanken AB
2/23/15 to 6/5/15	0.18 to 0.25	155,000,000	154,915,035
Swedbank AB
1/13/15 to 1/29/15	0.25	25,000,000	24,996,528
Toronto Dominion Holdings (U.S.A.)
2/3/15 to 5/26/15	0.24 to 0.27	33,000,000	32,971,053
Toyota Motor Credit Corp.
3/25/15	0.25	10,000,000	9,994,236
TOTAL FINANCIAL COMPANY COMMERCIAL PAPER (Cost $1,834,303,390)			1,834,303,390
Asset Backed Commercial Paper (c) - 6.6%

Atlantic Asset Securitization Corp.
3/6/15	0.22 (b)	70,000,000	69,983,392
Govco, Inc. (Liquidity Facility Citibank NA)
2/3/15	0.19	75,000,000	74,986,937
Toyota Motor Credit Corp.
5/12/15	0.22 (b)	100,000,000	100,000,000
TOTAL ASSET BACKED COMMERCIAL PAPER (Cost $244,970,329)			244,970,329
Other Commercial Paper (c) - 7.9%
	Yield (a)	Principal Amount	Value
Caisse centrale Desjardins
1/5/15 to 3/23/15	0.12 to 0.27%	$ 110,000,000	$ 109,967,637
JPMorgan Securities LLC
6/3/15	0.30	100,000,000	99,872,500
Nordea Bank AB (publ)
3/25/15	0.22	75,000,000	74,961,958
The Coca-Cola Co.
1/28/15	0.20	10,000,000	9,998,500
TOTAL OTHER COMMERCIAL PAPER (Cost $294,800,595)			294,800,595
Government Agency Debt - 12.2%

Federal Agencies - 12.2%
Fannie Mae
1/20/15 to 10/21/15	0.16 to 0.18 (b)	62,000,000	61,997,676
Federal Farm Credit Bank
9/19/16	0.15 (b)	20,000,000	19,998,263
Federal Home Loan Bank
1/16/15 to 6/7/16	0.08 to 0.25 (b)	225,000,000	224,988,740
Freddie Mac
2/20/15 to 11/14/16	0.10 to 0.12 (b)	150,000,000	149,964,143
TOTAL GOVERNMENT AGENCY DEBT (Cost $456,948,822)			456,948,822
Treasury Repurchase Agreement - 24.4%
	Maturity Amount	Value
In a joint trading account at 0.06% dated 12/31/14 due 1/2/15 (Collateralized by U.S. Treasury Obligations) # (Cost $912,087,000)	$ 912,090,040	$ 912,087,000
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $3,743,110,136)		3,743,110,136
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(1,947,572)
NET ASSETS - 100%		$ 3,741,162,564
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(c) Cash Portfolio only purchases commercial paper with the highest possible ratings from at least one nationally recognized rating service. A substantial portion of Cash Portfolio's investments are in commercial paper of banks, finance companies and companies in the securities industry.

# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$912,087,000 due 1/02/15 at 0.06%
BNP Paribas Securities Corp.	$ 412,087,000
HSBC Securities (USA), Inc.	500,000,000
$ 912,087,000
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

The North Carolina Capital Management Trust: Cash Portfolio

Financial Statements

Statement of Assets and Liabilities

	December 31, 2014 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $912,087,000) - See accompanying schedule: Unaffiliated issuers (cost $3,743,110,136)		$ 3,743,110,136
Cash		570
Receivable for fund shares sold		303,754
Interest receivable		166,651
Receivable from investment adviser for expense reductions		107,631
Total assets		3,743,688,742

Liabilities
Payable for fund shares redeemed	$ 1,955,000
Distributions payable	2,502
Accrued management fee	568,676
Total liabilities		2,526,178

Net Assets		$ 3,741,162,564
Net Assets consist of:
Paid in capital		$ 3,741,045,747
Distributions in excess of net investment income		(61,155)
Accumulated undistributed net realized gain (loss) on investments		177,972
Net Assets, for 3,738,813,665 shares outstanding		$ 3,741,162,564
Net Asset Value, offering price and redemption price per share ($3,741,162,564 ÷ 3,738,813,665 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

The North Carolina Capital Management Trust: Cash Portfolio
Financial Statements - continued

Statement of Operations

Six months ended December 31, 2014 (Unaudited)

Investment Income
Interest		$ 2,961,715

Expenses
Management fee	$ 3,948,898
Independent trustees' compensation	73,314
Total expenses before reductions	4,022,212
Expense reductions	(1,229,802)	2,792,410
Net investment income (loss)		169,305
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		118,031
Net increase in net assets resulting from operations		$ 287,336

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended December 31, 2014 (Unaudited)	Year ended June 30, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 169,305	$ 360,326
Net realized gain (loss)	118,031	109,956
Net increase in net assets resulting from operations	287,336	470,282
Distributions to shareholders from net investment income	(169,367)	(360,963)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	4,909,145,513	9,668,663,045
Reinvestment of distributions	157,387	333,009
Cost of shares redeemed	(4,400,548,022)	(9,943,882,967)
Net increase (decrease) in net assets and shares resulting from share transactions	508,754,878	(274,886,913)
Total increase (decrease) in net assets	508,872,847	(274,777,594)

Net Assets
Beginning of period	3,232,289,717	3,507,067,311
End of period (including distributions in excess of net investment income of $61,155 and distributions in excess of net investment income of $61,093, respectively)	$ 3,741,162,564	$ 3,232,289,717

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended December 31, 2014	Years ended June 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- E	- E	- E	.001	.001	.002
Net realized and unrealized gain (loss) E	-	-	-	-	-	-
Total from investment operations	- E	- E	- E	.001	.001	.002
Distributions from net investment income	- E	- E	- E	(.001)	(.001)	(.002)
Distributions from net realized gain	-	-	-	-	-	- E
Total distributions	- E	- E	- E	(.001)	(.001)	(.002)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnB, C	.01%	.01%	.05%	.06%	.12%	.19%
Ratios to Average Net Assets D
Expenses before reductions	.24%A	.24%	.24%	.24%	.24%	.24%
Expenses net of fee waivers, if any	.17%A	.17%	.19%	.20%	.20%	.23%
Expenses net of all reductions	.17%A	.17%	.19%	.20%	.20%	.23%
Net investment income (loss)	.01%A	.01%	.05%	.06%	.12%	.19%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,741,163	$ 3,232,290	$ 3,507,067	$ 3,704,841	$ 3,991,384	$ 4,199,259

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

E Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

The North Carolina Capital Management Trust: Term Portfolio

Investment Changes (Unaudited)

Weighted Average Maturity as of December 31, 2014
6 months ago
Years	0.2	0.2

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of December 31, 2014
6 months ago
Years	0.2	0.2

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Asset Allocation (% of fund's net assets)
As of December 31, 2014	As of June 30, 2014
Commercial Paper 110.8%	Commercial Paper 101.8%
U.S. Government and Government Agency Obligations 0.0%	U.S. Government and Government Agency Obligations 0.6%
Other Short-Term Investments and Net Other Assets (Liabilities)* (10.8)%	Other Short-Term Investments and Net Other Assets (Liabilities)* (2.4)%

* Other short-term Investments and Net Other Assets (Liabilites) are not included in the pie chart.

Semiannual Report

The North Carolina Capital Management Trust: Term Portfolio

Investments December 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Commercial Paper - 110.8%
	Principal Amount	Value
ABN AMRO Funding U.S.A. LLC:
0.25% 1/15/15	$ 13,000,000	$ 12,999,295
0.29% 3/6/15	15,000,000	14,994,773
0.33% 1/21/15	24,000,000	23,998,039
0.35% 2/24/15	22,000,000	21,993,849
Bank of Nova Scotia yankee 0.27% 5/22/15	31,000,000	30,977,745
Barclays Bank PLC/Barclays U.S. CCP Funding LLC yankee:
0.26% 3/10/15	10,000,000	9,996,243
0.35% 5/13/15	16,000,000	16,005,131
Barclays U.S. Funding Corp. yankee:
0.34% 4/29/15	14,000,000	13,988,461
0.35% 4/23/15	20,000,000	19,984,724
BNP Paribas Finance, Inc. yankee:
0.3% 3/9/15	30,000,000	29,988,762
0.32% 7/1/15	40,000,000	39,930,704
Commonwealth Bank of Australia:
0.2372% 5/7/15 (a)	30,000,000	29,997,870
0.2419% 8/14/15 (a)	40,000,000	39,993,880
Credit Agricole CIB yankee:
0.32% 3/9/15	60,000,000	59,978,877
0.32% 4/9/15	2,900,000	2,897,879
0.33% 3/26/15	10,000,000	9,994,247
Credit Suisse AG:
yankee:
0.32% 1/28/15	23,000,000	22,996,817
0.32% 4/2/15	7,000,000	6,995,653
0.3831% 7/24/15 (a)	40,000,000	39,994,960

	Principal Amount	Value
DNB Bank ASA yankee:
0.23% 4/1/15	$ 23,000,000	$ 22,990,059
0.255% 2/6/15	31,000,000	30,995,741
0.255% 2/19/15	19,000,000	18,995,945
General Electric Capital Corp. 0.25% 6/25/15	50,000,000	49,942,555
ING U.S. Funding LLC yankee:
0.23% 3/3/15	11,000,000	10,996,382
0.29% 5/21/15	14,000,000	13,985,140
0.3% 2/11/15	13,000,000	12,997,482
0.3% 2/20/15	20,000,000	19,994,956
0.3% 6/10/15	15,000,000	14,980,211
JPMorgan Securities LLC:
0.3% 5/26/15	15,000,000	14,986,698
0.3% 7/1/15	39,000,000	38,954,651
Lloyds Bank PLC yankee:
0.265% 3/23/15	20,000,000	19,990,328
0.27% 3/26/15	15,000,000	14,992,374
0.28% 1/26/15	32,000,000	31,996,832
Mitsubishi UFJ Trust & Banking Corp. yankee:
0.2% 1/2/15	6,800,000	6,799,951
0.25% 4/7/15	50,000,000	49,964,705
Natexis Banques Populaires U.S. Finance Co. LLC yankee:
0.29% 1/5/15	45,000,000	44,999,186
0.32% 2/2/15	12,000,000	11,998,306
0.36% 3/24/15	10,750,000	10,744,920
Nationwide Building Society yankee:
0.26% 2/13/15	10,000,000	9,997,934
0.295% 3/9/15	45,000,000	44,983,427
0.35% 6/11/15	19,000,000	18,974,692

	Principal Amount	Value
PNC Bank NA:
0.29% 6/8/15	$ 20,000,000	$ 19,974,206
0.3% 4/30/15	50,000,000	50,008,285
Rabobank U.S.A. Financial Corp. yankee:
0.24% 2/2/15	55,000,000	54,992,339
0.27% 7/2/15	19,000,000	18,971,798
Skandinaviska Enskilda Banken AB yankee:
0.25% 2/23/15	10,000,000	9,998,020
0.25% 4/30/15	19,000,000	18,987,967
0.255% 3/26/15	14,000,000	13,994,534
0.26% 4/6/15	15,000,000	14,993,040
Societe Generale 0.25% 3/3/15	12,500,000	12,495,889
Sumitomo Mitsui Banking Corp. yankee:
0.24% 1/28/15	20,000,000	19,997,110
0.25% 5/4/15	44,000,000	43,957,162
Swedbank AB yankee:
0.265% 2/13/15	17,000,000	16,996,918
0.28% 5/1/15	28,000,000	27,976,379
The Coca-Cola Co. 0.25% 6/22/15	25,000,000	24,975,373
Toronto Dominion Holdings (U.S.A.) yankee 0.27% 5/26/15	25,000,000	24,979,993
United Overseas Bank Ltd.:
0.25% 4/7/15	30,000,000	29,984,724
0.28% 3/16/15	8,500,000	8,496,989
0.28% 4/10/15	32,000,000	31,982,845

	Principal Amount	Value
Westpac Banking Corp.:
0.2429% 8/24/15 (a)	$ 25,000,000	$ 24,995,850
0.2526% 9/18/15 (a)	40,000,000	39,992,200
TOTAL COMMERCIAL PAPER (Cost $1,471,558,097)		1,471,722,005
Cash Equivalents - 0.0%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 0.06%, dated 12/31/14 due 1/2/15 (Collateralized by U.S. Treasury Obligations) # (Cost $39,000)	$ 39,000	39,000
TOTAL INVESTMENT PORTFOLIO - 110.8% (Cost $1,471,597,097)		1,471,761,005
NET OTHER ASSETS (LIABILITIES) - (10.8)%		(143,397,408)
NET ASSETS - 100%		$ 1,328,363,597
Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$39,000 due 1/02/15 at 0.06%
Mizuho Securities USA, Inc.	$ 39,000
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	52.7%
United Kingdom	10.6%
Australia	10.2%
Sweden	7.8%
Norway	5.4%
Singapore	5.3%
Japan	4.8%
Canada	2.3%
Others (Individually Less Than 1%)	0.9%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

The North Carolina Capital Management Trust: Term Portfolio

Financial Statements

Statement of Assets and Liabilities

	December 31, 2014 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $39,000) - See accompanying schedule: Unaffiliated issuers (cost $1,471,597,097)		$ 1,471,761,005
Cash		870
Interest receivable		54,085
Receivable from investment adviser for expense reductions		48,140
Total assets		1,471,864,100

Liabilities
Payable for fund shares redeemed	$ 143,218,208
Distributions payable	1,774
Accrued management fee	280,521
Total liabilities		143,500,503

Net Assets		$ 1,328,363,597
Net Assets consist of:
Paid in capital		$ 1,328,302,462
Undistributed net investment income		8,036
Accumulated undistributed net realized gain (loss) on investments		(110,809)
Net unrealized appreciation (depreciation) on investments		163,908
Net Assets, for 137,223,087 shares outstanding		$ 1,328,363,597
Net Asset Value, offering price and redemption price per share ($1,328,363,597 ÷ 137,223,087 shares)		$ 9.68

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

The North Carolina Capital Management Trust: Term Portfolio
Financial Statements - continued

Statement of Operations

Six months ended December 31, 2014 (Unaudited)

Investment Income
Interest		$ 2,018,258

Expenses
Management fee	$ 1,851,911
Independent trustees' compensation	32,720
Total expenses before reductions	1,884,631
Expense reductions	(389,239)	1,495,392
Net investment income (loss)		522,866
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		28,049
Change in net unrealized appreciation (depreciation) on investment securities		(126,071)
Net gain (loss)		(98,022)
Net increase (decrease) in net assets resulting from operations		$ 424,844

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended December 31, 2014 (Unaudited)	Year ended June 30, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 522,866	$ 1,479,450
Net realized gain (loss)	28,049	19,313
Change in net unrealized appreciation (depreciation)	(126,071)	96,740
Net increase (decrease) in net assets resulting from operations	424,844	1,595,503
Distributions to shareholders from net investment income	(527,587)	(1,486,068)
Distributions to shareholders from net realized gain	(155,414)	-
Total distributions	(683,001)	(1,486,068)
Share transactions Proceeds from sales of shares	495,791,521	1,231,263,749
Reinvestment of distributions	667,399	1,449,348
Cost of shares redeemed	(583,307,619)	(1,213,766,928)
Net increase (decrease) in net assets resulting from share transactions	(86,848,699)	18,946,169
Total increase (decrease) in net assets	(87,106,856)	19,055,604

Net Assets
Beginning of period	1,415,470,453	1,396,414,849
End of period (including undistributed net investment income of $8,036 and undistributed net investment income of $12,757, respectively)	$ 1,328,363,597	$ 1,415,470,453
Other Information Shares
Sold	51,218,132	127,196,668
Issued in reinvestment of distributions	68,946	149,726
Redeemed	(60,259,052)	(125,389,145)
Net increase (decrease)	(8,971,974)	1,957,249

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended December 31, 2014	Years ended June 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 9.68	$ 9.68	$ 9.68	$ 9.68	$ 9.70	$ 9.69
Income from Investment Operations
Net investment income (loss) D	.004	.010	.017	.024	.019	.019
Net realized and unrealized gain (loss)	.001	- F	.001	(.006)	.004	.033
Total from investment operations	.005	.010	.018	.018	.023	.052
Distributions from net investment income	(.004)	(.010)	(.018)	(.018)	(.022)	(.018)
Distributions from net realized gain	(.001)	-	-	-	(.021)	(.024)
Total distributions	(.005)	(.010)	(.018)	(.018)	(.043)	(.042)
Net asset value, end of period	$ 9.68	$ 9.68	$ 9.68	$ 9.68	$ 9.68	$ 9.70
Total ReturnB, C	.05%	.10%	.18%	.19%	.23%	.54%
Ratios to Average Net Assets E
Expenses before reductions	.26%A	.27%	.27%	.28%	.28%	.28%
Expenses net of fee waivers, if any	.21%A	.21%	.22%	.20%	.27%	.27%
Expenses net of all reductions	.21%A	.21%	.22%	.20%	.27%	.27%
Net investment income (loss)	.07%A	.10%	.18%	.25%	.20%	.19%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,328,364	$ 1,415,470	$ 1,396,415	$ 924,268	$ 60,398	$ 70,652
Portfolio turnover rate	963%	0%	0%	0%	71%	202%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended December 31, 2014 (Unaudited)

1. Organization.

Cash Portfolio and Term Portfolio (the Funds) are funds of The North Carolina Capital Management Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Trust are offered exclusively to local government and public authorities of the state of North Carolina. Each Fund is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between funds.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Term Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Term Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

For the Term Portfolio, debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Commercial paper are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

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2. Significant Accounting Policies - continued

Investment Valuation - continued

For the Cash Portfolio, as permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For the Term Fund, changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day for the Term Portfolio and trades executed through the end of the current business day for the Cash Portfolio. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. The independent Trustees may elect to defer receipt of all or a portion of their annual fees under the Trustees' Deferred Compensation Plan ("the Plan"). Interest is accrued on amounts deferred under the Plan based on the prevailing 90 day Treasury Bill rate.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Term Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Term Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities
Cash Portfolio	$ 3,743,110,136	$ -	$ -	$ -
Term Portfolio	1,471,597,097	207,009	(43,101)	163,908

Repurchase Agreements. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Funds along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR), or other affiliated entities of FMR, are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Funds may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Each applicable Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Funds' financial statements and related disclosures.

New Rule Issuance. In July 2014, the U.S. Securities and Exchange Commission issued Final Rule Release No. 33-9616, Money Market Fund Reform; Amendments to Form PF, which amends the rules governing money market funds. The final amendments impose different implementation dates for the changes that certain money market funds will need to make. Management is currently evaluating the implication of these amendments and their impact of the Final Rule to the Funds' financial statements and related disclosures.

3. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provides the Funds with investment management related services for which the Funds pay a monthly management fee based upon a graduated series of annual rates ranging between .195% and .275% of each Fund's average net assets. The investment adviser pays all other expenses, except the compensation of the independent Trustees and certain exceptions such as interest expense. The management

Semiannual Report

3. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

fee is reduced by an amount equal to the fees and expenses paid by the Funds to the independent Trustees. For the reporting period each Fund's annualized management fee rate, expressed as a percentage of each Fund's average net assets, was as follows:

Cash Portfolio	.24%
Term Portfolio	.26%

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, each Fund has adopted a separate Distribution and Service plan. The Funds do not pay any fees for these services. The investment adviser pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a Distribution and Service fee from the management fee paid by each fund based on a graduated series of rates ranging from .06% to .08% of each Fund's average net assets. For the period, the investment adviser paid FDC $847,582 and $188,116 on behalf of Cash and Term Portfolios, respectively, all of which was paid to the Capital Management of the Carolinas LLC.

4. Expense Reductions.

The investment adviser or its affiliates voluntarily agreed to waive a portion of each Fund's management fee during the period. The amount of the waiver for each Fund was as follows:

Cash Portfolio	$ 1,229,802
Term Portfolio	389,239

5. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Cash Portfolio
Term Portfolio

Each year, typically in October, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and sub-advisory agreements (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly each quarter and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. While the full Board or the Independent Trustees, as appropriate, act on all major matters, a portion of the activities of the Board (including certain of those described herein) may be conducted through the Board's Audit Committee. All of the Independent Trustees are members of the Audit Committee.

At its October 2014 meeting, the Board, including the Independent Trustees, unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with each fund; (iv) the extent to which economies of scale exist and would be realized as each fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders in each fund have other investment choices available to them, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the funds, including the backgrounds of the investment personnel of FMR and the sub-advisers (together, the Investment Advisers), and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management and compliance capabilities and resources, which are integral parts of the investment management process.

Semiannual Report

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for each fund; (ii) the nature and extent of the Investment Advisers' supervision of, and coordination with, third party service providers, principally Capital Management of the Carolinas, the funds' regional distributor, as well as the third parties acting as the funds' custodian and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures.

Investment Performance. The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed each fund's absolute investment performance, as well as each fund's relative investment performance measured over multiple periods against (i) a broad-based securities market index or other index, and (ii) a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. For each fund, the following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2013, the fund's cumulative total returns, the cumulative total returns of a broad-based securities market index or other index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund.

The box within each chart shows the 25th percentile return (top of box) and the 75th percentile return (bottom of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of the fund.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Cash Portfolio

The Board reviewed Cash Portfolio's relative investment performance against its peer group and noted that the performance of the fund was in the second quartile for the one- and three-year periods and the first quartile for the five-year period. The Board also noted that the investment performance of Cash Portfolio was the same as a benchmark for the one-year period and that the fund outperformed the benchmark for the three- and five-year periods.

Semiannual Report

Term Portfolio

The Board reviewed Term Portfolio's relative investment performance against its peer group and noted that the performance of the fund was in the first quartile for the one-year period and the fourth quartile for the three- and five-year periods shown. The Board also noted that the investment performance of Term Portfolio was the same as its benchmark for the one-year period, and that the fund had slightly underperformed its benchmark for the three-year period and had outperformed its benchmark for the five-year period.

The Board noted that each fund's performance is also influenced by the investment parameters imposed by the laws of North Carolina, which restrict the flexibility of the funds when compared to other funds in their respective Lipper universes. For example, unlike other institutional money market funds, Cash Portfolio may not engage in reverse repurchase agreements or invest in certain certificates of deposit and repurchase agreements that are backed by collateral other than U.S. Treasury securities, the use of which might increase yield.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should benefit each fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which the funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of comparable funds with comparable investment mandates, regardless of whether their management fee structures are also comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a hypothetical TMG % of 50% would mean that half of the funds in the Total Mapped Group had higher, and half had lower, management fees than a fund. The funds' actual TMG %s are the charts below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee rate ranked, is also included in the charts and considered by the Board. Because the vast majority of competitor funds' management fees do not cover non-management expenses, for a more meaningful comparison of management fees, each fund is compared on the basis of a hypothetical "net management fee," which is derived by subtracting distribution and service fee payments made by FMR to Fidelity Distributors Corporation, the funds' distributor, from the fund's all-inclusive fee. In this regard, the Board noted that net management fees can vary from year to year because of differences in non-management expenses.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Cash Portfolio

* All-inclusive fee structure; amount represents FMR's net management fee after payment to CMC and other fund-level expenses.

Semiannual Report

Term Portfolio

* All-inclusive fee structure; amount represents FMR's net management fee after payment to CMC and other fund-level expenses.

The Board noted that each fund's hypothetical net management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2013.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each fund's total expense ratio, the Board considered the fund's hypothetical net management fee as well as the fund's all-inclusive fee. The Board also considered other expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees, paid by FMR under the all-inclusive arrangement. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each fund compared to competitive fund median expenses (including the effect of fee waivers on the expenses of competitive funds). Each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure. The Board also considered information concerning the total expense ratios of the ASPG.

The Board noted that Term Portfolio's total expense ratio ranked below its competitive median for 2013, and that Cash Portfolio's total expense ratio ranked above its competitive median for 2013.

The Board considered that Capital Management of the Carolinas has been voluntarily waiving part of each fund's distribution and service fee and FMR has been voluntarily waiving part of each fund's management fees to increase each fund's yield.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other mutual funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients. The Board noted that the management fees charged by Fidelity to the funds are among the lowest in the Fidelity complex for each of their respective disciplines.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that each fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and servicing each fund's shareholders. The Board also considered the level of Fidelity's profits in respect of the funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationship with each fund. Fidelity calculates profitability information for each fund using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board considered whether there were any fall-out benefits that FMR derives from its relationship with the Trust. The Board concluded that FMR did not derive any fall-out benefits and that any potential fall-out benefits would be de minimis.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the funds, whether the funds have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

The Board concluded that any potential economies of scale are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Advisory Contracts, the Board requested and received additional information on certain topics, including (i) the fees paid by other mutual funds advised by FMR and institutional accounts for which FMR or one or more of its affiliates provides investment advisory services; (ii) the management fees paid by other pooled investment vehicles that have investment objectives similar to Cash Portfolio or Term Portfolio and are available exclusively to state and local governments; and (iii) portfolio manager compensation.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

Semiannual Report

Cash Portfolio
Term Portfolio

At its July 2014 meeting, in connection with separate internal corporate reorganizations involving Fidelity Management & Research (U.K.) Inc. (FMR U.K.) and Fidelity Management & Research (Japan) Inc. (FMR Japan), the Board approved certain non-material amendments to the funds' subadvisory agreements with FMR U.K. and FMR Japan to reflect that, after these reorganizations, FMR Investment Management (UK) Limited and Fidelity Management & Research (Japan) Limited will carry on the business of FMR U.K. and FMR Japan, respectively.  The Board noted that no changes to the portfolio managers or to the foreign research or investment advisory services provided to the funds were expected in connection with either reorganization and that the same personnel and resources would continue to be available to the funds at the new entities.  After considering all of the factors it believed relevant, the Board concluded that the amended sub-advisory agreements should be approved.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Sub-Advisers

Fidelity Investments Money Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Limited

Distribution Agent

Capital Management of the Carolinas, L.L.C.
Charlotte, NC

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

Wells Fargo Bank
San Francisco, CA

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the The North Carolina Capital Management Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the The North Carolina Capital Management Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The North Carolina Capital Management Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	February 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	February 23, 2015
By:	/s/Nicholas E. Steck
Nicholas E. Steck
Chief Financial Officer

Date:	February 23, 2015